Leases - Schedule of Future Minimum Rental Payments for Operating Leases (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Lessee, Lease, Description [Line Items]
2022	$ 123,920
2023	117,671
2024	113,546
2025	109,448
2026	104,785
Thereafter	786,858
Total lease payments	1,356,228
Lease discount	(569,989)
Operating lease liability	786,239
Restaurant
Lessee, Lease, Description [Line Items]
2022	118,356
2023	113,202
2024	109,726
2025	106,067
2026	101,730
Thereafter	781,260
Total lease payments	1,330,341
Other
Lessee, Lease, Description [Line Items]
2022	5,564
2023	4,469
2024	3,820
2025	3,381
2026	3,055
Thereafter	5,598
Total lease payments	$ 25,887